Schedule of Intangible Asset Net (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Capitalized software costs		$ 15
Xepi® license	$ 4,600	4,600	4,600
Less: Accumulated amortization		(1,986)	(1,568)
Intangible asset, net		$ 2,629	$ 3,032